Segments and Geographic Areas - Percentage of Revenue Earned by Geographical Area (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Number of reportable segment	1
Sales | Nigeria
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	60.20%	52.10%	63.60%
Sales | Gulf of Mexico
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	24.50%	26.10%	14.30%
Sales | Brazil
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	15.30%	21.80%	22.10%